PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 89.5%
Asset-Backed Securities 27.9%
Automobiles 0.2%
Hertz Vehicle Financing III LP,
Series 2021-02A, Class B, 144A	2.120%	12/27/27		200	$202,903
Series 2021-02A, Class C, 144A	2.520	12/27/27		100	101,748

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,867,605
					2,172,256
Collateralized Loan Obligations 19.2%
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.084(c)	01/20/32		15,000	15,020,578
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	2,500	2,967,969
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.406(c)	07/15/29		2,500	2,500,001
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.484(c)	01/17/28		4,000	4,003,052
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	1,750	2,073,678
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	7,720,168

Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.346(c)	07/15/30		4,000	4,000,190
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.856(c)	02/15/29		18,783	18,760,243
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.306(c)	01/15/31		8,000	7,992,942
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.446(c)	01/15/32		5,000	5,002,642
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.254(c)	04/21/31		7,411	7,411,390

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	1.934%(c)	04/21/31		18,000	$18,013,772

Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 1.849% (Cap N/A, Floor 2.000%)	2.027(c)	04/15/29		3,750	3,751,326
OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.884(c)	04/17/31		4,000	3,989,964
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.264(c)	01/17/31		5,000	5,003,686
Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.550(c)	04/20/35	EUR	10,000	11,856,222
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.300(c)	07/25/31		5,000	5,000,013
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.164(c)	04/20/31		1,484	1,484,153
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.716(c)	01/15/31		19,000	18,985,457
Trinitas CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.335(c)	01/25/31		4,500	4,500,057
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.006(c)	07/15/27		2,717	2,717,402
Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.336(c)	10/15/30		2,739	2,739,072
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.284(c)	01/17/31		10,500	10,500,514
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.288(c)	01/22/31		3,000	2,999,996

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.316%(c)	07/15/31	11,300	$11,305,035
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.416(c)	04/15/30	4,642	4,641,052
				184,940,574
Consumer Loans 1.4%
Lendmark Funding Trust, Series 2021-01A, Class C, 144A	3.410	11/20/31	200	204,741
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24	2,300	2,306,491
Series 2018-D, Class B, 144A	4.830	12/09/24	1,200	1,203,504

Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25	4,860	4,959,610
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	02/25/23	1,650	1,657,943
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.739(c)	08/25/25	3,400	3,394,977
				13,727,266
Home Equity Loans 1.5%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 1.200%)	1.289(c)	10/25/34	1,461	1,461,998
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.769(c)	11/25/33	1,758	1,729,616
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	1.049(c)	11/25/33	3,546	3,422,050

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	1.664(c)	12/25/34	571	571,885
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	0.749(c)	10/25/32	513	510,464
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 1.180%)	1.269(c)	06/25/43	88	87,709

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust, (cont’d.)
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	1.184%(c)	01/25/34	2,418	$2,419,502

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	0.929(c)	01/25/35	1,050	1,033,010
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	2.564(c)	08/25/33	831	838,235
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.109(c)	10/25/33	1,260	1,258,967
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	09/25/33	349	347,433
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.109(c)	10/25/33	378	377,365
				14,058,234
Other 0.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.439(c)	04/25/23	3,200	3,189,573
Residential Mortgage-Backed Securities 2.4%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	0.729(c)	08/25/32	245	236,248
Series 2003-04, Class 1A5	5.041	05/25/33	437	449,729
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.719(c)	02/25/35	220	215,271
Series 2005-WF01, Class A5	5.010(cc)	11/25/34	1	1,000
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	07/25/33	504	505,409
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.839(c)	03/25/34	28	28,106
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	11/25/34	260	260,954
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32	93	93,645

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit-Based Asset Servicing & Securitization LLC, (cont’d.)
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.109%(c)	11/25/33		452	$447,940

Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	09/25/33		1,276	1,262,703
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.849(c)	08/25/34		609	610,858
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.884(c)	03/25/35		1,992	1,964,455
GSAMP Trust,
Series 2004-AR01, Class A2B, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.289(c)	06/25/34		123	125,897
Series 2004-NC02, Class A1B, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	10/25/34		1,557	1,547,161

Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)	0.529(c)	06/25/34		722	704,509
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	05/25/34		197	191,331
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	11/25/34		616	607,006
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)	0.914(c)	05/25/35		1,182	1,174,907

Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.089(c)	09/25/34		2,098	2,093,477
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	9,929	10,188,175
					22,708,781
Student Loans 2.9%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		4,462	4,637,624
Series 2019-A, Class R, IO, 144A	0.000	10/25/48		3,463	513,720

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000%(cc)	12/15/45		5,261	$5,448,971
Series 2019-D, Class 1PT, 144A	2.799(cc)	01/16/46		5,593	5,793,377
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		6,556	6,721,404

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.339(c)	11/29/24		4,992	4,969,655
					28,084,751

Total Asset-Backed Securities (cost $268,754,821)					268,881,435
Bank Loans 1.7%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	04/21/28		249	249,583
Internet 0.3%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 1 - 3 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.125(c)	03/31/28	EUR	2,400	2,866,217
Media 0.0%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		379	208,114
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		1,858	2,032,187
Retail 0.9%
CD&R Firefly Bidco Ltd. (United Kingdom), Initial Term Loan, 3 Month GBP LIBOR + 7.750%	8.406(c)	06/21/26	GBP	3,300	4,546,864

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)
Constellation Automotive (United Kingdom), Term Loan	— %(p)	07/16/29		1,025	$1,420,298
Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 3 - 6 Month GBP LIBOR + 8.500%	8.580(c)	03/06/28	GBP	1,900	2,538,661
					8,505,823
Telecommunications 0.3%
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24		2,401	2,339,462

Total Bank Loans (cost $15,510,243)					16,201,386
Commercial Mortgage-Backed Securities 7.9%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		2,700	2,503,020
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		2,700	2,435,640

Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.542(c)	03/15/37		11,875	11,532,253
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.743(c)	10/15/36		5,943	5,959,688
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.593(c)	12/15/36		3,791	3,795,687
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.857(cc)	05/15/45		8,469	57,527
Series 2015-LC19, Class XB, IO, 144A	0.251(cc)	02/10/48		123,049	1,065,198

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		15,500	15,272,947
FHLMC Multifamily Structured Pass-Through Certificates,
Series K018, Class X1, IO	1.225(cc)	01/25/22		11,995	14,748
Series K020, Class X1, IO	1.334(cc)	05/25/22		17,918	132,712
Series K021, Class X1, IO	1.376(cc)	06/25/22		3,694	23,774
Series K025, Class X1, IO	0.786(cc)	10/25/22		83,060	677,748
Series K055, Class X1, IO	1.358(cc)	03/25/26		22,430	1,232,174
Series KC02, Class X1, IO	0.373(cc)	03/25/24		141,358	1,220,331

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.487(cc)	02/10/46		103,126	787,780

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.427%(cc)	04/10/47		28,307	$317,823
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,200	5,143,373
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.306(cc)	08/15/47		45,056	470,425
Series 2015-C27, Class XB, IO	0.408(cc)	02/15/48		52,766	733,669

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		7,950	8,220,512
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.511(cc)	04/15/46		34,956	299,795
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XB, IO, 144A	0.220(cc)	08/15/45		65,968	150,374
Series 2013-C08, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	418,853

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.573(c)	01/23/29	GBP	9,500	13,187,754
UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class XB, IO, 144A	0.376(cc)	04/10/46		140,883	859,654

Total Commercial Mortgage-Backed Securities (cost $74,429,288)					76,513,459
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $2,883)	7.000	08/16/21(oo)		41	31,742
Corporate Bonds 29.4%
Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		1,100	914,756
Airlines 0.5%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27		1,704	1,637,367

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	438	$446,168
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	78	82,805
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	1,661	1,803,053
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	663,546
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	174,928
				4,807,867
Auto Manufacturers 0.2%
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	1,555	2,166,812
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	1,900	1,942,773
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	03/15/26	2,200	2,267,344
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	1,800	1,658,350
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	350,186
				6,218,653
Banks 6.1%
Banco de Credito del Peru (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	1,027,417
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	7,279,467
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	5,545	5,718,094
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,672,558
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	929,722
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,248,434
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	1,094,657
Sr. Unsec’d. Notes	8.125	07/15/39	620	1,080,463
Sub. Notes	4.400	06/10/25	405	453,012

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes(a)	3.750%	03/26/25	1,200	$1,307,196
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	5,460	5,476,684
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750	05/02/24	1,505	1,402,200
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	39,422
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	4,362,447
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	155,438

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30	2,170	2,146,247
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,582,028
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	15,852,045
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.599(c)	10/30/21(oo)	64	64,227

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,561,010
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	1,260	1,606,206
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,970,334
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	678,455

People’s United Bank NA, Sub. Notes	4.000	07/15/24	325	348,762
				59,056,525
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39	250	423,421
Building Materials 0.1%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	5.450	11/19/29	1,180	1,295,926
Chemicals 2.2%
Ashland LLC, Gtd. Notes	6.875	05/15/43	4,100	5,230,917
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	4.500	01/10/28	1,630	1,724,702

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Diamond BC BV, Gtd. Notes	5.625%	08/15/25	EUR	6,085	$7,327,364
LYB International Finance BV, Gtd. Notes	5.250	07/15/43		175	232,288
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,756,078
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		2,415	2,472,038
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	357,860
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24		1,700	1,674,287
Sr. Sec’d. Notes, 144A	10.875	08/01/24		419	453,823
					21,229,357
Commercial Services 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	157,307
Gtd. Notes, 144A(h)	7.000	10/15/37		1,725	2,619,406

Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	1,870	2,213,321
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	325,000
Gtd. Notes	5.250	01/15/30		1,200	1,311,624
					6,626,658
Diversified Financial Services 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		175	245,536
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		1,100	1,235,728
					1,481,264
Electric 1.3%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30		1,065	1,104,596
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,500	1,489,421
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31		2,275	2,297,766

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250%	03/25/27		475	$473,313
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42		50	60,260
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,145	2,257,542
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	208,609

Evergy Kansas Central, Inc., First Mortgage(h)	4.100	04/01/43		325	392,182
FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,865	1,973,368
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21		500	505,153
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,295	1,283,033
					12,045,243
Electronics 0.0%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		80	83,717
Energy-Alternate Sources 0.3%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27		830	834,565
Greenko Dutch BV (India), Gtd. Notes, 144A	3.850	03/29/26		1,830	1,844,040
					2,678,605
Engineering & Construction 0.4%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,317,204
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	839,705
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		2,000	2,115,528
					4,272,437

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.7%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000%	06/15/26		502	$447,639
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		1,725	1,738,070
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%(a)	10.750	11/01/23	EUR	2,414	2,080,601
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	1,216	1,546,442
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	421	535,405

Scientific Games International, Inc., Gtd. Notes, 144A	8.250	03/15/26		450	478,493
					6,826,650
Foods 0.5%
JBS USA Food Co., Gtd. Notes, 144A	5.750	01/15/28		950	1,004,244
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		440	521,341
Gtd. Notes	4.875	10/01/49		2,980	3,707,550
					5,233,135
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(h)	7.375	12/01/25		400	508,479
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		1,000	1,191,818
					1,700,297
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		2,900	3,197,082
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	986,815

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375%	05/12/26		1,350	$1,378,257
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,671,805
					7,233,959
Healthcare-Products 0.4%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	160	214,022
Gtd. Notes	2.250	03/07/39	EUR	705	1,024,458
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,605,898
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	1,111,783
					3,956,161
Healthcare-Services 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	461,144
Sr. Unsec’d. Notes	4.500	05/15/42		530	650,452
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	807,017
Sr. Unsec’d. Notes	4.650	01/15/43		120	152,940
Sr. Unsec’d. Notes	5.100	01/15/44		515	692,136

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		75	97,676
Tenet Healthcare Corp., Sec’d. Notes, 144A	6.250	02/01/27		25	26,052
					2,887,417
Home Builders 0.7%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		3,625	3,980,435
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27		2,560	2,902,540
					6,882,975

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 1.2%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950%	10/15/36	215	$302,106
Sr. Unsec’d. Notes	6.100	10/01/41	280	408,676
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	436	465,382
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,912,100

Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	695	1,090,397
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	3,125	3,918,499
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	975	1,203,597
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A(h)	4.900	09/15/44	1,950	2,592,081
Sub. Notes, 144A	6.850	12/16/39	54	83,147
				11,975,985
Lodging 0.4%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27	1,510	1,599,113
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	75	76,528
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	707,367
Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.125	08/08/25	1,000	1,118,826
				3,501,834
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	50	50,349
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,378,880
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	2,640	3,560,736
Sr. Sec’d. Notes	6.484	10/23/45	585	823,823

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625%	08/15/27		2,785	$1,109,429
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Sec’d. Notes, 144A	5.875	08/15/27		550	569,034
					7,441,902
Mining 0.2%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,650	2,022,017
Miscellaneous Manufacturing 1.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		5,325	5,543,107
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		5,675	5,879,536
					11,422,643
Oil & Gas 2.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,225	1,266,042
Gtd. Notes, 144A	9.000	11/01/27		974	1,333,496

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400	06/15/47		1,835	2,292,578
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		450	448,816
ConocoPhillips, Gtd. Notes, 144A(h)	4.875	10/01/47		275	366,662
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26		2,700	2,781,084
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		450	460,307
Sr. Sec’d. Notes, 144A	5.375	03/30/28		720	736,758

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	730,160
Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,020	2,262,588
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375	10/01/29	GBP	800	1,220,296

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750%	02/26/29	EUR	295	$342,013
Gtd. Notes	6.350	02/12/48		1,238	1,058,999
Gtd. Notes	6.500	03/13/27		260	276,249
Gtd. Notes	6.840	01/23/30		405	422,228
Gtd. Notes, EMTN	4.875	02/21/28	EUR	250	296,220

Qatar Petroleum (Qatar), Sr. Unsec’d. Notes, 144A	3.125	07/12/41		425	441,218
Range Resources Corp., Gtd. Notes(a)	9.250	02/01/26		850	922,784
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		3,025	2,411,792
Tullow Oil PLC (Ghana), Sr. Sec’d. Notes, 144A	10.250	05/15/26		1,605	1,673,213
					21,743,503
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	131,970
Packaging & Containers 0.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	3,000	3,657,004
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,190	1,220,487
					4,877,491
Pharmaceuticals 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		905	1,074,262
Sr. Unsec’d. Notes	4.550	03/15/35		4,155	5,124,225
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	382,407
Gtd. Notes, 144A	6.250	02/15/29		1,200	1,194,760

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes(h)	4.125	06/15/39		615	758,265
Cigna Corp., Gtd. Notes(h)	4.375	10/15/28		3,990	4,693,712

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125%	07/20/45	1,315	$1,741,412
Sr. Unsec’d. Notes	5.300	12/05/43	485	656,795

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	520	647,556
Viatris, Inc., Gtd. Notes, 144A	4.000	06/22/50	2,190	2,369,357
				18,642,751
Pipelines 1.7%
AI Candelaria Spain SLU (Colombia), Sr. Sec’d. Notes, 144A	5.750	06/15/33	920	941,722
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes, 144A	4.600	12/15/44	125	151,949
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,464,719
Sr. Unsec’d. Notes	5.150	03/15/45	55	63,979
Sr. Unsec’d. Notes	5.300	04/15/47	125	147,881
Sr. Unsec’d. Notes	5.400	10/01/47	60	72,255
Sr. Unsec’d. Notes	6.250	04/15/49	75	98,874

Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54	1,825	2,366,062
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	138,109
Sr. Unsec’d. Notes(h)	5.150	10/15/43	1,350	1,714,804

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	179,785
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	577,298
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	1,060	1,268,215
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	791,217
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,945,521
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	1,026,315
Gtd. Notes, 144A	7.500	10/01/25	125	135,770
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	76,604
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	77,347

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300%	03/01/48		910	$1,003,149
					16,241,575
Real Estate 0.5%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24		995	1,031,619
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,659,574
					4,691,193
Retail 1.0%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,000	1,061,270
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	250	303,976
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	4,700	5,484,775

JSM Global Sarl (Brazil), Gtd. Notes, 144A(a)	4.750	10/20/30		1,800	1,864,473
Macy’s Retail Holdings LLC, Gtd. Notes	4.300	02/15/43		705	579,233
					9,293,727
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	336,138
Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		1,542	1,555,490
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		929	958,811
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		318	329,561
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		801	783,004
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		248	215,901
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		454	441,337

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica), (cont’d.)
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000%	12/31/25	625	$622,895
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,138	1,184,255

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	2,050	1,935,899
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)	2,000	1,100,287
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	465	495,030
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	825	941,039
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	4.500	04/27/31	515	535,659
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.400	03/22/41	1,575	1,701,248
				12,800,416
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23	104	108,348

Total Corporate Bonds (cost $264,447,212)				283,303,677
Municipal Bonds 2.0%
California 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	550	906,966
Los Angeles Department of Water, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	1,730	2,404,181
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	743,800
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	822,184
				4,877,131
Colorado 0.2%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,939,676

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395%	01/01/40	360	$557,856
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	865	1,031,443
				1,589,299
New Jersey 0.4%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	3,371,440
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	277,006
				3,648,446
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	264,310
Puerto Rico 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	5,846	6,724,947
Texas 0.0%
City of San Antonio TX Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	152,500

Total Municipal Bonds (cost $15,875,912)				19,196,309
Residential Mortgage-Backed Securities 3.4%
Banc of America Funding Corp., Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.279(c)	03/27/36	2,462	2,449,710
Banc of America Funding Trust,
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.296(c)	05/26/37	127	126,184
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.659(c)	09/26/45	677	684,402
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	04/25/28	802	808,121

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.939%(c)	10/25/28	1,795	$1,800,133
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000(c)	03/25/31	960	1,003,175

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.250(cc)	09/15/21	7,842	7,828,835
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	2.474(cc)	02/25/37	58	58,640
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.139(c)	01/25/40	146	146,872
Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.789(c)	11/25/28	1,893	1,897,904
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	08/25/33	3,260	3,356,514
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	600	610,300
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.229(c)	01/26/37	772	766,770
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.229(c)	10/26/36	604	601,142
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.229(c)	10/26/36	1,400	1,353,666

Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	10/25/28	550	550,439
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	2.306(cc)	07/25/35	45	45,335
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.839(c)	01/25/48	2,306	2,311,279
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.639(c)	07/25/28	310	309,830

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.489%(c)	03/25/28		92	$92,262
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.789(c)	03/25/28		1,240	1,252,092
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.089(c)	10/25/30		887	889,492
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.689(c)	10/25/30		1,025	1,039,111

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	1,741	2,053,248
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.366(cc)	12/25/33		323	326,871

Total Residential Mortgage-Backed Securities (cost $31,696,340)					32,362,327
Sovereign Bonds 4.2%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.500(cc)	07/09/30		494	179,454
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	688,686
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		307	317,416
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		2,303	2,488,443
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,767,937
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		505	498,204
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	9,840,472
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	3,242,178
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	476,635
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	995,516
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	3,519,559

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125%	06/15/25	EUR	500	$662,995
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,650	2,187,882

Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	6.500	02/15/23(d)		600	284,412
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,759	2,448,191
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,996,288
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	1.258(cc)	05/31/40		950	1,106,455
Sr. Unsec’d. Notes	7.750	09/01/21		350	351,520
Sr. Unsec’d. Notes	8.994	02/01/24		350	385,801
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,465	1,616,915
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		1,960	2,047,965
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		800	881,832
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		1,800	2,142,906

Total Sovereign Bonds (cost $33,799,949)					40,127,662
U.S. Treasury Obligations 11.2%
U.S. Treasury Bonds(h)(k)	1.375	11/15/40		15,930	14,809,922
U.S. Treasury Bonds	1.875	02/15/51		2,755	2,734,768
U.S. Treasury Bonds	2.250	05/15/41		3,810	4,093,369
U.S. Treasury Bonds(h)(k)	2.500	02/15/45		3,505	3,920,671
U.S. Treasury Bonds(k)	3.625	08/15/43		1,570	2,081,477
U.S. Treasury Notes	1.375	01/31/25		32,840	33,891,906
U.S. Treasury Notes(k)	2.250	11/15/24		41,705	44,207,300
U.S. Treasury Notes	2.250	11/15/27		150	162,457
U.S. Treasury Strips Coupon(k)	2.415(s)	11/15/40		1,200	824,109
U.S. Treasury Strips Coupon	3.019(s)	11/15/35		870	681,387

Total U.S. Treasury Obligations (cost $105,602,240)					107,407,366

Shares
Common Stocks 1.8%
Gas Utilities 0.4%
Ferrellgas Partners LP (Class B Stock)*	17,034	3,917,820

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 1.4%
Chesapeake Energy Corp.(a)	252,027	$13,622,059
Chesapeake Energy Corp. Backstop Commitment^	1,449	78,082
		13,700,141

Total Common Stocks (cost $9,082,596)		17,617,961

Total Long-Term Investments (cost $819,201,484)		861,643,324

Short-Term Investments 10.6%
Affiliated Mutual Funds 10.4%
PGIM Core Ultra Short Bond Fund(wa)	70,333,608	70,333,608
PGIM Institutional Money Market Fund (cost $29,329,829; includes $29,328,808 of cash collateral for securities on loan)(b)(wa)	29,357,738	29,340,123

Total Affiliated Mutual Funds (cost $99,663,437)		99,673,731
Options Purchased*~ 0.2%
(cost $11,393,490)		2,017,880

Total Short-Term Investments (cost $111,056,927)		101,691,611

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.1% (cost $930,258,411)		963,334,935
Options Written*~ (0.2)%
(premiums received $12,737,102)		(1,875,437)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.9% (cost $917,521,309)		961,459,498
Other assets in excess of liabilities(z) 0.1%		899,747

Net Assets 100.0%		$962,359,245

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,910,587 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,503,081; cash collateral of $29,328,808 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.21		—	EUR	6,563	$40,585
Currency Option EUR vs USD	Call	Bank of America, N.A.	11/18/21	1.31		—	EUR	26,250	2,370

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	08/03/21	8.00		—		30,000	$—
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/08/21	7.60		—		20,000	372
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	6.90		—		10,000	121,339
Currency Option USD vs ILS	Call	Morgan Stanley & Co. International PLC	08/27/21	3.40		—		10,000	2,001
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00		—		35,500	368
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00		—		39,000	608,924
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00		—		34,500	82,006
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50		—		69,000	34,519
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00		—		28,000	5,759
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	09/09/21	20.00		—		24,000	1,293
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	16.20		—		24,000	816,380
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00		—	AUD	144,000	20,195
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00		—	AUD	72,000	41,450
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85		—		39,000	16
Currency Option USD vs TWD	Put	Deutsche Bank AG	12/21/21	24.30		—		60,000	13,455
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	25.80		—		20,000	18,549
Total OTC Traded (cost $10,799,223)									$1,809,581

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$112.00	5.00%(Q)	CDX.NA.HY.36. V1(Q)	25,460	$167
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.38%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	27,100	65

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	54,990	$459
CDX.NA.IG.36.V1, 06/20/26	Call	JPMorgan Chase Bank, N.A.	08/18/21	0.40%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	29,520	246
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	09/15/21	0.38%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	21,470	155
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	21,470	447
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36. V1(Q)	21,470	447
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$108.00	CDX.NA.HY.36. V1(Q)	5.00%(Q)	25,460	64,688
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.55%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	27,100	10,213
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.58%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	54,990	14,328
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	08/18/21	0.58%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	29,520	7,692
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.53%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	21,470	27,908
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.53%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	21,470	44,032
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.55%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	21,470	37,452
Total OTC Swaptions (cost $594,267)								$208,299
Total Options Purchased (cost $11,393,490)								$2,017,880
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs USD	Call	Bank of America, N.A.	11/18/21	1.21		—	EUR	6,563	$(40,585)
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.31		—	EUR	26,250	(2,370)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	7.60		—		30,000	(91,500)
Currency Option USD vs ILS	Call	BNP Paribas S.A.	08/27/21	3.40		—		10,000	(2,001)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00		—		35,500	$(368)
Currency Option USD vs JPY	Call	Bank of America, N.A.	10/27/23	115.00		—		39,000	(608,924)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00		—		34,500	(82,006)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50		—		69,000	(34,519)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00		—		28,000	(5,759)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	18.80		—		48,000	(533,108)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00		—	AUD	144,000	(20,195)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00		—	AUD	72,000	(41,450)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85		—		39,000	(16)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	24.30		—		60,000	(13,455)
Currency Option USD vs TWD	Put	Deutsche Bank AG	12/21/21	25.80		—		20,000	(18,549)
Total OTC Traded (premiums received $12,113,281)									$(1,494,805)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Call	BNP Paribas S.A.	08/18/21	$109.50	CDX.NA.HY.36. V1(Q)	5.00%(Q)	25,460	$(42,862)
CDX.NA.IG.36.V1, 06/20/26	Call	Deutsche Bank AG	08/18/21	0.48%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	27,100	(5,327)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	08/18/21	0.50%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	54,990	(41,961)
CDX.NA.IG.36.V1, 06/20/26	Call	JPMorgan Chase Bank, N.A.	08/18/21	0.50%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	29,520	(22,526)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	09/15/21	0.48%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	21,470	(9,920)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.48%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	21,470	(15,433)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.48%	CDX.NA.IG.36. V1(Q)	1.00%(Q)	21,470	(15,433)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	08/18/21	$105.00	5.00%(Q)	CDX.NA.HY.36. V1(Q)		25,460	$(14,438)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	08/18/21	0.70%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		27,100	(2,820)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	08/18/21	0.75%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		54,990	(4,886)
CDX.NA.IG.36.V1, 06/20/26	Put	JPMorgan Chase Bank, N.A.	08/18/21	0.78%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		29,520	(2,458)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	0.65%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		21,470	(10,539)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		21,470	(17,861)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.75%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		21,470	(14,784)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		16,440	(2,690)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	3,620	(5,363)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	9,710	(151,331)
Total OTC Swaptions (premiums received $623,821)									$(380,632)
Total Options Written (premiums received $12,737,102)									$(1,875,437)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
107	5 Year U.S. Treasury Notes	Sep. 2021	$13,315,648	$114,902
57	10 Year U.S. Ultra Treasury Notes	Sep. 2021	8,564,250	300,369
				415,271
Short Positions:
10	30 Day Federal Funds	Apr. 2022	(4,163,250)	5,784
58	30 Day Federal Funds	May 2022	(24,145,640)	35,864
48	30 Day Federal Funds	Jun. 2022	(19,980,598)	30,641
14	30 Day Federal Funds	Jul. 2022	(5,827,091)	9,777
3,209	2 Year U.S. Treasury Notes	Sep. 2021	708,085,906	(16,866)
227	5 Year Euro-Bobl	Sep. 2021	36,449,572	(359,758)
162	10 Year Euro-Bund	Sep. 2021	33,931,898	(879,521)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Futures contracts outstanding at July 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
457	10 Year U.S. Treasury Notes	Sep. 2021	$61,445,080	$(941,436)
359	20 Year U.S. Treasury Bonds	Sep. 2021	59,134,031	(2,533,559)
93	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	18,556,406	(917,488)
113	Euro Schatz Index	Sep. 2021	15,060,766	(26,348)
				(5,592,910)
				$(5,177,639)
Forward foreign currency exchange contracts outstanding at July 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/28/22	Citibank, N.A.	AUD	1,415	$929,273	$1,039,301	$110,028	$—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	AUD	5,569	4,204,659	4,090,373	—	(114,286)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	3,180	2,208,097	2,335,101	127,004	—
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	23,402	4,724,456	4,491,086	—	(233,370)
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	11,495	2,209,934	2,196,879	—	(13,055)
Expiring 09/30/21	Bank of America, N.A.	BRL	66,197	14,993,000	12,606,689	—	(2,386,311)
Expiring 09/30/21	Bank of America, N.A.	BRL	38,490	9,030,000	7,330,174	—	(1,699,826)
Expiring 09/30/21	Deutsche Bank AG	BRL	17,668	3,883,000	3,364,658	—	(518,342)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	4,795	901,592	913,190	11,598	—
Expiring 01/28/22	Citibank, N.A.	BRL	2,966	560,000	553,425	—	(6,575)
Expiring 01/28/22	Deutsche Bank AG	BRL	25,948	4,434,000	4,841,066	407,066	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	BRL	15,244	2,727,534	2,844,103	116,569	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	19,492	3,580,779	3,636,610	55,831	—
British Pound,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	GBP	1,700	2,328,211	2,363,427	35,216	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	GBP	625	862,819	869,183	6,364	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CAD	3,484	$2,782,508	$2,792,447	$9,939	$—
Chilean Peso,
Expiring 09/15/21	Citibank, N.A.	CLP	346,788	459,000	456,353	—	(2,647)
Expiring 09/15/21	Citibank, N.A.	CLP	179,093	249,000	235,676	—	(13,324)
Expiring 09/15/21	Credit Suisse International	CLP	200,455	264,000	263,787	—	(213)
Expiring 09/15/21	Credit Suisse International	CLP	124,181	167,000	163,415	—	(3,585)
Expiring 09/15/21	Goldman Sachs International	CLP	172,046	225,000	226,403	1,403	—
Expiring 09/15/21	UBS AG	CLP	359,193	467,000	472,677	5,677	—
Expiring 09/15/21	UBS AG	CLP	193,167	253,999	254,197	198	—
Expiring 10/29/21	Deutsche Bank AG	CLP	1,903,558	2,405,000	2,500,885	95,885	—
Chinese Renminbi,
Expiring 08/18/21	Citibank, N.A.	CNH	9,257	1,426,000	1,429,743	3,743	—
Expiring 08/18/21	Citibank, N.A.	CNH	6,436	991,000	994,091	3,091	—
Expiring 08/18/21	Citibank, N.A.	CNH	5,813	895,000	897,916	2,916	—
Expiring 08/18/21	Citibank, N.A.	CNH	4,156	638,000	641,852	3,852	—
Expiring 08/18/21	Citibank, N.A.	CNH	3,759	579,000	580,654	1,654	—
Expiring 08/18/21	Citibank, N.A.	CNH	2,517	388,000	388,791	791	—
Expiring 08/18/21	Citibank, N.A.	CNH	2,423	373,000	374,187	1,187	—
Expiring 08/18/21	Citibank, N.A.	CNH	2,415	373,000	372,942	—	(58)
Expiring 08/18/21	Citibank, N.A.	CNH	2,406	372,000	371,575	—	(425)
Expiring 08/18/21	Credit Suisse International	CNH	4,412	678,000	681,449	3,449	—
Expiring 08/18/21	Credit Suisse International	CNH	2,513	392,000	388,082	—	(3,918)
Expiring 08/18/21	Goldman Sachs International	CNH	2,740	422,000	423,258	1,258	—
Expiring 08/18/21	Goldman Sachs International	CNH	2,491	384,000	384,723	723	—
Expiring 08/18/21	Goldman Sachs International	CNH	2,403	371,000	371,114	114	—
Expiring 08/18/21	Goldman Sachs International	CNH	2,243	346,000	346,389	389	—
Expiring 08/18/21	HSBC Bank PLC	CNH	4,169	642,000	643,942	1,942	—
Expiring 08/18/21	HSBC Bank PLC	CNH	3,617	558,000	558,594	594	—
Expiring 08/18/21	HSBC Bank PLC	CNH	2,488	383,000	384,292	1,292	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	4,642	717,000	717,022	22	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	3,990	$614,000	$616,287	$2,287	$—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	3,731	574,000	576,282	2,282	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	3,355	523,000	518,266	—	(4,734)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	2,412	372,000	372,568	568	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	2,374	366,000	366,671	671	—
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	2,727	422,000	421,161	—	(839)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	1,020	157,170	157,561	391	—
Expiring 08/18/21	Standard Chartered	CNH	7,913	1,222,000	1,222,169	169	—
Expiring 09/30/21	Goldman Sachs International	CNH	1,986	305,000	305,541	541	—
Expiring 09/30/21	UBS AG	CNH	4,970	765,553	764,722	—	(831)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	CNH	3,291	497,363	501,520	4,157	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	2,811,428	781,430	723,155	—	(58,275)
Expiring 09/15/21	Citibank, N.A.	COP	1,363,046	376,000	350,602	—	(25,398)
Expiring 09/15/21	Goldman Sachs International	COP	915,860	253,000	235,577	—	(17,423)
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	19,936	916,949	926,243	9,294	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	5,570	255,000	258,794	3,794	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CZK	33,541	1,543,366	1,558,313	14,947	—
Expiring 10/19/21	UBS AG	CZK	8,336	382,000	387,273	5,273	—
Euro,
Expiring 08/31/21	HSBC Bank PLC	EUR	3,462	4,141,923	4,109,867	—	(32,056)
Expiring 08/31/21	Morgan Stanley & Co. International PLC	EUR	863	1,027,639	1,024,367	—	(3,272)
Expiring 10/19/21	Barclays Bank PLC	EUR	937	1,108,287	1,113,810	5,523	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	490	579,000	581,825	2,825	—
Expiring 11/22/21	Bank of America, N.A.	EUR	952	1,122,313	1,131,970	9,657	—
Expiring 11/22/21	Deutsche Bank AG	EUR	417	496,797	495,831	—	(966)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	114,640	$376,000	$378,421	$2,421	$—
Expiring 10/19/21	Barclays Bank PLC	HUF	79,643	262,000	262,897	897	—
Indian Rupee,
Expiring 09/15/21	BNP Paribas S.A.	INR	27,204	367,000	363,846	—	(3,154)
Expiring 09/15/21	Citibank, N.A.	INR	409,820	5,554,581	5,481,249	—	(73,332)
Expiring 09/15/21	Credit Suisse International	INR	36,510	488,000	488,316	316	—
Expiring 09/15/21	Credit Suisse International	INR	27,626	368,000	369,488	1,488	—
Expiring 09/15/21	Goldman Sachs International	INR	27,985	378,000	374,291	—	(3,709)
Expiring 09/15/21	Goldman Sachs International	INR	27,672	374,000	370,110	—	(3,890)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	34,795	464,000	465,380	1,380	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	27,135	368,000	362,930	—	(5,070)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	26,455	353,000	353,823	823	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	25,393	339,000	339,632	632	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	47,081	629,000	629,693	693	—
Expiring 09/15/21	Standard Chartered	INR	42,967	574,000	574,679	679	—
Expiring 09/15/21	Standard Chartered	INR	28,273	378,000	378,139	139	—
Expiring 09/30/21	Goldman Sachs International	INR	242,481	3,183,000	3,237,504	54,504	—
Expiring 09/30/21	HSBC Bank PLC	INR	181,781	2,268,006	2,427,059	159,053	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	INR	206,552	2,753,106	2,757,793	4,687	—
Expiring 09/30/21	Morgan Stanley & Co. International PLC	INR	20,765	276,000	277,240	1,240	—
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	139,894	1,830,000	1,835,862	5,862	—
Indonesian Rupiah,
Expiring 09/15/21	Barclays Bank PLC	IDR	5,411,325	375,000	372,870	—	(2,130)
Expiring 09/15/21	HSBC Bank PLC	IDR	93,361,842	6,484,812	6,433,142	—	(51,670)
Israeli Shekel,
Expiring 08/31/21	Bank of America, N.A.	ILS	5,275	1,615,528	1,632,210	16,682	—
Expiring 08/31/21	Barclays Bank PLC	ILS	1,079	330,000	334,007	4,007	—
Expiring 08/31/21	Morgan Stanley & Co. International PLC	ILS	1,806	551,790	558,643	6,853	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/17/21	Bank of America, N.A.	ILS	13,869	$4,274,077	$4,292,194	$18,117	$—
Expiring 09/17/21	Bank of America, N.A.	ILS	1,558	477,000	482,255	5,255	—
Expiring 09/17/21	Bank of America, N.A.	ILS	1,205	373,000	372,809	—	(191)
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	1,384	424,000	428,163	4,163	—
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	174,635	1,585,951	1,592,895	6,944	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	62,565	570,000	570,674	674	—
Expiring 01/28/22	Citibank, N.A.	JPY	538,981	5,262,454	4,922,177	—	(340,277)
Expiring 01/28/22	Deutsche Bank AG	JPY	406,777	3,862,000	3,714,841	—	(147,159)
Expiring 01/28/22	Deutsche Bank AG	JPY	153,253	1,470,000	1,399,562	—	(70,438)
Expiring 01/28/22	Deutsche Bank AG	JPY	102,273	944,000	933,996	—	(10,004)
Expiring 05/31/22	Citibank, N.A.	JPY	92,578	849,426	846,495	—	(2,931)
Expiring 05/31/22	Deutsche Bank AG	JPY	662,163	6,130,000	6,054,538	—	(75,462)
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	4,508,173	—	(609,827)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,219,999	4,604,387	—	(615,612)
Expiring 10/31/23	Goldman Sachs International	JPY	874,045	8,971,000	8,077,165	—	(893,835)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	855,296	8,262,958	7,903,908	—	(359,050)
Mexican Peso,
Expiring 09/15/21	BNP Paribas S.A.	MXN	5,214	252,000	260,273	8,273	—
Expiring 09/15/21	Citibank, N.A.	MXN	24,106	1,214,424	1,203,359	—	(11,065)
Expiring 09/15/21	Goldman Sachs International	MXN	4,979	247,000	248,533	1,533	—
Expiring 09/15/21	Goldman Sachs International	MXN	4,804	241,000	239,806	—	(1,194)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	7,472	373,000	373,012	12	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	7,443	373,000	371,558	—	(1,442)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	5,014	247,000	250,289	3,289	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	46,277	2,288,655	2,310,074	21,419	—
Expiring 09/15/21	UBS AG	MXN	11,639	575,000	580,999	5,999	—
Expiring 09/15/21	UBS AG	MXN	5,187	255,000	258,917	3,917	—
Expiring 02/25/22	Bank of America, N.A.	MXN	47,307	2,005,107	2,305,111	300,004	—
Expiring 02/25/22	Morgan Stanley & Co. International PLC	MXN	28,900	1,360,406	1,408,186	47,780	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	72,679	$3,006,698	$3,310,541	$303,843	$—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	231,058	9,739,000	10,524,663	785,663	—
New Taiwanese Dollar,
Expiring 09/15/21	Citibank, N.A.	TWD	17,564	629,000	629,488	488	—
Expiring 09/15/21	Citibank, N.A.	TWD	10,176	372,000	364,703	—	(7,297)
Expiring 09/15/21	Credit Suisse International	TWD	10,434	376,000	373,974	—	(2,026)
Expiring 09/15/21	Goldman Sachs International	TWD	10,616	381,000	380,490	—	(510)
Expiring 09/15/21	Goldman Sachs International	TWD	10,565	386,000	378,663	—	(7,337)
Expiring 09/15/21	Goldman Sachs International	TWD	9,802	353,000	351,313	—	(1,687)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	17,493	628,000	626,957	—	(1,043)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	17,465	623,000	625,951	2,951	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	13,588	497,000	487,019	—	(9,981)
Expiring 09/15/21	Standard Chartered	TWD	10,242	367,000	367,074	74	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	164,717	6,058,000	5,907,753	—	(150,247)
Expiring 12/23/21	Citibank, N.A.	TWD	21,613	789,307	779,039	—	(10,268)
Expiring 12/23/21	Deutsche Bank AG	TWD	18,134	651,000	653,654	2,654	—
Peruvian Nuevo Sol,
Expiring 09/15/21	BNP Paribas S.A.	PEN	1,996	521,000	491,343	—	(29,657)
Expiring 09/15/21	BNP Paribas S.A.	PEN	1,465	371,000	360,825	—	(10,175)
Expiring 09/15/21	Goldman Sachs International	PEN	1,528	386,000	376,246	—	(9,754)
Expiring 09/15/21	Goldman Sachs International	PEN	1,387	351,000	341,529	—	(9,471)
Philippine Peso,
Expiring 09/15/21	Citibank, N.A.	PHP	37,396	742,000	746,482	4,482	—
Expiring 09/15/21	Citibank, N.A.	PHP	24,301	496,000	485,076	—	(10,924)
Expiring 09/15/21	Citibank, N.A.	PHP	18,040	369,000	360,114	—	(8,886)
Expiring 09/15/21	Citibank, N.A.	PHP	17,912	368,000	357,559	—	(10,441)
Expiring 09/15/21	Goldman Sachs International	PHP	37,884	749,000	756,231	7,231	—
Expiring 09/15/21	Goldman Sachs International	PHP	17,822	368,000	355,759	—	(12,241)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/15/21	HSBC Bank PLC	PHP	40,378	$802,000	$806,012	$4,012	$—
Expiring 09/15/21	HSBC Bank PLC	PHP	37,166	735,000	741,889	6,889	—
Expiring 09/15/21	HSBC Bank PLC	PHP	18,323	374,000	365,753	—	(8,247)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	37,055	756,000	739,666	—	(16,334)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	18,983	394,000	378,928	—	(15,072)
Expiring 09/15/21	Standard Chartered	PHP	56,248	1,116,000	1,122,786	6,786	—
Expiring 09/15/21	Standard Chartered	PHP	44,572	881,000	889,716	8,716	—
Expiring 09/15/21	Standard Chartered	PHP	30,796	613,000	614,740	1,740	—
Expiring 09/15/21	Standard Chartered	PHP	29,522	583,000	589,303	6,303	—
Expiring 09/15/21	Standard Chartered	PHP	25,173	500,000	502,491	2,491	—
Polish Zloty,
Expiring 10/19/21	Barclays Bank PLC	PLN	5,424	1,414,018	1,408,218	—	(5,800)
Expiring 10/19/21	HSBC Bank PLC	PLN	6,781	1,763,329	1,760,590	—	(2,739)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	34,622	463,000	470,091	7,091	—
Expiring 09/15/21	Barclays Bank PLC	RUB	28,582	389,000	388,076	—	(924)
Expiring 09/15/21	Barclays Bank PLC	RUB	18,276	246,000	248,145	2,145	—
Expiring 09/15/21	Goldman Sachs International	RUB	18,638	249,000	253,057	4,057	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	252,743	3,401,878	3,431,675	29,797	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	68,795	945,000	934,080	—	(10,920)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	33,661	460,000	457,036	—	(2,964)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	28,954	390,000	393,130	3,130	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	28,395	379,000	385,536	6,536	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	28,285	383,000	384,041	1,041	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	27,764	369,000	376,967	7,967	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	26,661	366,000	362,000	—	(4,000)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	18,728	252,000	254,289	2,289	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	18,433	250,999	250,274	—	(725)
Expiring 11/22/21	Deutsche Bank AG	RUB	153,565	1,982,000	2,058,761	76,761	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 11/22/21	Morgan Stanley & Co. International PLC	RUB	176,513	$2,206,000	$2,366,408	$160,408	$—
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	13,326	915,045	904,164	—	(10,881)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	10,159	688,000	689,267	1,267	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	3,435	247,000	233,098	—	(13,902)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	3,394	247,000	230,316	—	(16,684)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	3,531	254,000	239,569	—	(14,431)
Expiring 09/30/21	Barclays Bank PLC	ZAR	4,188	280,000	283,585	3,585	—
Expiring 09/30/21	Citibank, N.A.	ZAR	4,118	283,000	278,857	—	(4,143)
Expiring 09/30/21	Goldman Sachs International	ZAR	25,218	1,749,196	1,707,775	—	(41,421)
Expiring 09/30/21	Goldman Sachs International	ZAR	3,534	243,000	239,332	—	(3,668)
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	ZAR	259,809	15,802,000	17,594,435	1,792,435	—
Expiring 12/23/21	Goldman Sachs International	ZAR	73,237	3,878,000	4,906,933	1,028,933	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	10,977	706,260	720,673	14,413	—
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	782,111	689,000	677,811	—	(11,189)
Expiring 09/15/21	Citibank, N.A.	KRW	716,075	621,000	620,581	—	(419)
Expiring 09/15/21	Citibank, N.A.	KRW	660,383	597,000	572,316	—	(24,684)
Expiring 09/15/21	Credit Suisse International	KRW	5,378,603	4,821,697	4,661,326	—	(160,371)
Expiring 09/15/21	Goldman Sachs International	KRW	452,103	394,000	391,812	—	(2,188)
Expiring 09/15/21	Goldman Sachs International	KRW	431,057	380,000	373,572	—	(6,428)
Expiring 09/15/21	HSBC Bank PLC	KRW	561,495	492,000	486,615	—	(5,385)
Expiring 09/15/21	HSBC Bank PLC	KRW	443,021	384,000	383,941	—	(59)
Expiring 09/15/21	HSBC Bank PLC	KRW	427,314	374,000	370,328	—	(3,672)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	432,834	374,000	375,112	1,112	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	429,595	374,000	372,305	—	(1,695)
Expiring 09/15/21	Standard Chartered	KRW	731,850	638,000	634,252	—	(3,748)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/15/21	Standard Chartered	KRW	670,030	$585,000	$580,676	$—	$(4,324)
Expiring 09/15/21	Standard Chartered	KRW	317,326	277,000	275,008	—	(1,992)
Expiring 10/29/21	Citibank, N.A.	KRW	2,376,006	2,173,283	2,057,953	—	(115,330)
Expiring 10/29/21	Citibank, N.A.	KRW	425,741	378,000	368,751	—	(9,249)
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	1,242,907	1,098,266	1,076,531	—	(21,735)
Expiring 10/29/21	Morgan Stanley & Co. International PLC	KRW	654,439	576,547	566,835	—	(9,712)
Thai Baht,
Expiring 09/15/21	Goldman Sachs International	THB	58,829	1,883,741	1,789,452	—	(94,289)
Expiring 09/15/21	Goldman Sachs International	THB	11,704	364,000	356,011	—	(7,989)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	88,311	2,827,397	2,686,230	—	(141,167)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	14,988	467,000	455,898	—	(11,102)
Expiring 09/15/21	Standard Chartered	THB	15,853	491,000	482,202	—	(8,798)
				$287,537,592	$284,055,295	6,049,199	(9,531,496)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	899	$663,877	$659,975	$3,902	$—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	1,033	768,291	758,575	9,716	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	1,263	953,616	927,784	25,832	—
Brazilian Real,
Expiring 08/03/21	Bank of America, N.A.	BRL	1,226	244,000	235,239	8,761	—
Expiring 08/03/21	Bank of America, N.A.	BRL	1,137	226,000	218,154	7,846	—
Expiring 08/03/21	Citibank, N.A.	BRL	2,378	458,000	456,304	1,696	—
Expiring 08/03/21	Citibank, N.A.	BRL	1,652	328,900	317,104	11,796	—
Expiring 08/03/21	Citibank, N.A.	BRL	1,222	243,100	234,432	8,668	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	11,495	2,218,593	2,205,908	12,685	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	2,951	$579,000	$566,334	$12,666	$—
Expiring 08/03/21	UBS AG	BRL	1,342	253,000	257,610	—	(4,610)
Expiring 09/30/21	Bank of America, N.A.	BRL	47,736	11,027,000	9,090,904	1,936,096	—
Expiring 09/30/21	Deutsche Bank AG	BRL	79,414	17,683,000	15,123,807	2,559,193	—
Expiring 01/28/22	Citibank, N.A.	BRL	24,184	4,311,000	4,511,915	—	(200,915)
Expiring 01/28/22	Citibank, N.A.	BRL	2,181	414,751	406,871	7,880	—
Expiring 01/28/22	Deutsche Bank AG	BRL	37,286	8,109,155	6,956,416	1,152,739	—
British Pound,
Expiring 08/31/21	Morgan Stanley & Co. International PLC	GBP	832	1,147,705	1,156,618	—	(8,913)
Expiring 10/19/21	BNP Paribas S.A.	GBP	25,137	34,837,954	34,947,356	—	(109,402)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	GBP	625	817,100	869,183	—	(52,083)
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	1,046,492	1,461,315	1,377,122	84,193	—
Expiring 09/15/21	BNP Paribas S.A.	CLP	437,859	607,000	576,198	30,802	—
Expiring 09/15/21	Citibank, N.A.	CLP	429,996	597,000	565,850	31,150	—
Expiring 09/15/21	Citibank, N.A.	CLP	423,308	574,000	557,049	16,951	—
Expiring 09/15/21	Goldman Sachs International	CLP	178,262	238,000	234,582	3,418	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	1,145,517	1,599,471	1,507,434	92,037	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	119,685	157,170	157,498	—	(328)
Expiring 10/29/21	Bank of America, N.A.	CLP	1,989,417	2,524,000	2,613,687	—	(89,687)
Chinese Renminbi,
Expiring 08/18/21	Credit Suisse International	CNH	5,116	798,000	790,167	7,833	—
Expiring 08/18/21	Credit Suisse International	CNH	4,756	742,000	734,573	7,427	—
Expiring 08/18/21	Goldman Sachs International	CNH	3,406	530,000	526,140	3,860	—
Expiring 08/18/21	HSBC Bank PLC	CNH	4,921	766,000	760,143	5,857	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	4,876	760,000	753,159	6,841	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	2,416	371,000	373,086	—	(2,086)
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	6,133	957,000	947,332	9,668	—
Expiring 01/28/22	Deutsche Bank AG	CNH	3,291	478,000	501,520	—	(23,520)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 09/15/21	BNP Paribas S.A.	COP	3,127,846	$824,000	$804,543	$19,457	$—
Expiring 09/15/21	Citibank, N.A.	COP	954,727	252,000	245,575	6,425	—
Expiring 09/15/21	Citibank, N.A.	COP	936,895	249,000	240,988	8,012	—
Expiring 09/15/21	Goldman Sachs International	COP	1,400,056	373,000	360,122	12,878	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	1,437,000	377,000	369,624	7,376	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	1,012,897	259,000	260,537	—	(1,537)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	1,012,656	264,000	260,475	3,525	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	1,008,765	261,000	259,474	1,526	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	918,813	241,000	236,337	4,663	—
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	12,550	579,000	583,066	—	(4,066)
Euro,
Expiring 10/19/21	BNP Paribas S.A.	EUR	45,876	54,407,176	54,506,939	—	(99,763)
Expiring 10/19/21	HSBC Bank PLC	EUR	31,304	37,227,065	37,193,833	33,232	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	405	477,000	481,070	—	(4,070)
Expiring 11/22/21	Citibank, N.A.	EUR	509	606,703	605,673	1,030	—
Expiring 11/22/21	Morgan Stanley & Co. International PLC	EUR	860	1,025,453	1,022,128	3,325	—
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	480,409	1,599,405	1,585,805	13,600	—
Expiring 10/19/21	Goldman Sachs International	HUF	114,971	381,000	379,512	1,488	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	79,091	258,000	261,075	—	(3,075)
Indian Rupee,
Expiring 09/15/21	HSBC Bank PLC	INR	57,329	760,000	766,764	—	(6,764)
Expiring 09/15/21	HSBC Bank PLC	INR	51,446	686,000	688,077	—	(2,077)
Expiring 09/15/21	HSBC Bank PLC	INR	35,340	469,000	472,660	—	(3,660)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	46,574	620,000	622,922	—	(2,922)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	38,138	508,000	510,089	—	(2,089)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	48,421	644,000	647,621	—	(3,621)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	46,403	$618,000	$620,624	$—	$(2,624)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	28,876	384,000	386,205	—	(2,205)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	27,984	375,000	374,285	715	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	27,808	369,000	371,921	—	(2,921)
Expiring 09/15/21	Standard Chartered	INR	95,563	1,267,000	1,278,141	—	(11,141)
Expiring 09/15/21	Standard Chartered	INR	47,015	628,000	628,818	—	(818)
Expiring 09/15/21	Standard Chartered	INR	28,901	386,000	386,544	—	(544)
Expiring 09/15/21	UBS AG	INR	34,971	467,000	467,727	—	(727)
Expiring 09/30/21	Bank of America, N.A.	INR	424,262	5,480,000	5,664,563	—	(184,563)
Expiring 09/30/21	Barclays Bank PLC	INR	27,315	363,000	364,699	—	(1,699)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	179,467	2,319,000	2,355,187	—	(36,187)
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	164,184	2,095,000	2,154,621	—	(59,621)
Indonesian Rupiah,
Expiring 09/15/21	BNP Paribas S.A.	IDR	9,805,189	671,000	675,631	—	(4,631)
Expiring 09/15/21	Credit Suisse International	IDR	5,416,340	371,000	373,216	—	(2,216)
Expiring 09/15/21	HSBC Bank PLC	IDR	17,475,651	1,214,000	1,204,168	9,832	—
Expiring 09/15/21	HSBC Bank PLC	IDR	17,354,796	1,205,000	1,195,841	9,159	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	IDR	5,582,930	382,000	384,694	—	(2,694)
Expiring 09/15/21	Standard Chartered	IDR	17,537,522	1,198,000	1,208,431	—	(10,431)
Israeli Shekel,
Expiring 08/31/21	BNP Paribas S.A.	ILS	8,160	2,500,000	2,524,860	—	(24,860)
Expiring 09/17/21	Bank of America, N.A.	ILS	1,243	379,000	384,770	—	(5,770)
Expiring 09/17/21	Barclays Bank PLC	ILS	4,569	1,404,000	1,414,122	—	(10,122)
Expiring 09/17/21	Barclays Bank PLC	ILS	3,270	1,006,000	1,011,989	—	(5,989)
Expiring 09/17/21	Barclays Bank PLC	ILS	2,445	748,000	756,805	—	(8,805)
Expiring 09/17/21	Barclays Bank PLC	ILS	2,061	630,000	637,958	—	(7,958)
Expiring 09/17/21	Barclays Bank PLC	ILS	2,061	628,000	637,765	—	(9,765)
Expiring 09/17/21	Barclays Bank PLC	ILS	1,986	611,000	614,488	—	(3,488)
Expiring 09/17/21	Barclays Bank PLC	ILS	1,626	499,000	503,246	—	(4,246)
Expiring 09/17/21	Barclays Bank PLC	ILS	1,286	390,000	397,905	—	(7,905)
Expiring 09/17/21	Barclays Bank PLC	ILS	1,163	357,000	360,049	—	(3,049)
Expiring 09/17/21	Citibank, N.A.	ILS	2,402	741,000	743,506	—	(2,506)
Expiring 09/17/21	Citibank, N.A.	ILS	1,900	579,000	588,143	—	(9,143)
Expiring 09/17/21	Citibank, N.A.	ILS	1,241	379,000	383,932	—	(4,932)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/17/21	Citibank, N.A.	ILS	1,237	$378,000	$382,691	$—	$(4,691)
Japanese Yen,
Expiring 10/19/21	Barclays Bank PLC	JPY	189,866	1,720,600	1,731,820	—	(11,220)
Expiring 01/28/22	Citibank, N.A.	JPY	634,903	5,972,189	5,798,181	174,008	—
Expiring 01/28/22	Citibank, N.A.	JPY	601,760	5,760,948	5,495,501	265,447	—
Expiring 01/28/22	Citibank, N.A.	JPY	410,350	3,967,301	3,747,472	219,829	—
Expiring 01/28/22	Citibank, N.A.	JPY	93,027	852,053	849,560	2,493	—
Expiring 05/31/22	Citibank, N.A.	JPY	293,864	2,846,550	2,686,966	159,584	—
Expiring 05/31/22	Deutsche Bank AG	JPY	349,393	3,323,000	3,194,699	128,301	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,325,555	12,988,000	12,249,637	738,363	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,168,753	11,585,000	10,800,604	784,396	—
Expiring 10/31/23	Citibank, N.A.	JPY	399,802	4,148,827	3,694,622	454,205	—
Expiring 10/31/23	Citibank, N.A.	JPY	46,713	447,401	431,682	15,719	—
Mexican Peso,
Expiring 09/15/21	Goldman Sachs International	MXN	3,250	161,000	162,253	—	(1,253)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	11,714	580,000	584,764	—	(4,764)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	7,771	385,000	387,931	—	(2,931)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	11,748	574,000	586,435	—	(12,435)
Expiring 02/25/22	Barclays Bank PLC	MXN	45,503	1,924,000	2,217,184	—	(293,184)
Expiring 02/25/22	Deutsche Bank AG	MXN	16,101	750,000	784,528	—	(34,528)
Expiring 02/25/22	Goldman Sachs International	MXN	14,604	589,000	711,585	—	(122,585)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	303,737	13,188,761	13,835,204	—	(646,443)
New Taiwanese Dollar,
Expiring 09/15/21	Goldman Sachs International	TWD	47,908	1,748,341	1,717,052	31,289	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	10,491	379,000	375,993	3,007	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	164,717	6,185,393	5,907,753	277,640	—
Expiring 12/23/21	JPMorgan Chase Bank, N.A.	TWD	39,747	1,509,000	1,432,693	76,307	—
Peruvian Nuevo Sol,
Expiring 09/15/21	Citibank, N.A.	PEN	1,923	490,000	473,509	16,491	—
Expiring 09/15/21	Citibank, N.A.	PEN	1,378	351,000	339,343	11,657	—
Expiring 09/15/21	Goldman Sachs International	PEN	4,404	1,165,084	1,084,364	80,720	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/15/21	Goldman Sachs International	PEN	1,948	$502,000	$479,679	$22,321	$—
Expiring 09/15/21	Goldman Sachs International	PEN	1,520	387,000	374,277	12,723	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	1,930	494,673	475,260	19,413	—
Philippine Peso,
Expiring 09/15/21	Barclays Bank PLC	PHP	24,544	502,000	489,941	12,059	—
Expiring 09/15/21	Citibank, N.A.	PHP	18,176	373,000	362,812	10,188	—
Expiring 09/15/21	HSBC Bank PLC	PHP	19,921	393,000	397,657	—	(4,657)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	23,540	490,000	469,886	20,114	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	21,715	450,678	433,456	17,222	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	19,462	385,000	388,482	—	(3,482)
Expiring 09/15/21	Standard Chartered	PHP	41,684	844,000	832,074	11,926	—
Expiring 09/15/21	Standard Chartered	PHP	18,004	368,000	359,388	8,612	—
Polish Zloty,
Expiring 10/19/21	Goldman Sachs International	PLN	821	212,000	213,177	—	(1,177)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	1,457	377,000	378,410	—	(1,410)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	998	260,001	259,245	756	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	PLN	3,746	961,000	972,519	—	(11,519)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	42,603	574,000	578,451	—	(4,451)
Expiring 09/15/21	Barclays Bank PLC	RUB	27,698	373,000	376,072	—	(3,072)
Expiring 09/15/21	Goldman Sachs International	RUB	28,062	379,000	381,023	—	(2,023)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	76,172	1,035,000	1,034,244	756	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	46,270	633,000	628,243	4,757	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	41,984	574,000	570,054	3,946	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	41,775	564,000	567,212	—	(3,212)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	28,735	380,000	390,158	—	(10,158)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	27,192	$371,000	$369,212	$1,788	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	36,454	492,000	494,960	—	(2,960)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	27,056	366,000	367,360	—	(1,360)
Expiring 11/22/21	Citibank, N.A.	RUB	41,475	556,999	556,027	972	—
Expiring 11/22/21	Deutsche Bank AG	RUB	273,335	3,606,000	3,664,440	—	(58,440)
Expiring 11/22/21	Deutsche Bank AG	RUB	14,383	190,000	192,824	—	(2,824)
Singapore Dollar,
Expiring 09/15/21	BNP Paribas S.A.	SGD	873	643,000	644,548	—	(1,548)
Expiring 09/15/21	BNP Paribas S.A.	SGD	667	503,000	492,250	10,750	—
Expiring 09/15/21	Credit Suisse International	SGD	940	691,000	693,587	—	(2,587)
Expiring 09/15/21	Credit Suisse International	SGD	502	374,000	370,299	3,701	—
Expiring 09/15/21	Goldman Sachs International	SGD	1,175	868,000	867,218	782	—
Expiring 09/15/21	Goldman Sachs International	SGD	588	437,000	433,734	3,266	—
Expiring 09/15/21	Goldman Sachs International	SGD	505	374,000	372,480	1,520	—
Expiring 09/15/21	Goldman Sachs International	SGD	492	366,000	363,319	2,681	—
Expiring 09/15/21	HSBC Bank PLC	SGD	500	377,000	369,138	7,862	—
Expiring 09/15/21	HSBC Bank PLC	SGD	498	367,000	367,342	—	(342)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	688	508,000	507,660	340	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	484	360,000	356,969	3,031	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	832	615,000	614,373	627	—
Expiring 09/15/21	The Toronto-Dominion Bank	SGD	745	562,096	549,860	12,236	—
Expiring 09/15/21	UBS AG	SGD	869	643,000	641,526	1,474	—
Expiring 09/15/21	UBS AG	SGD	857	636,000	632,615	3,385	—
Expiring 09/15/21	UBS AG	SGD	819	605,000	604,546	454	—
South African Rand,
Expiring 09/15/21	Bank of America, N.A.	ZAR	5,436	370,000	368,818	1,182	—
Expiring 09/15/21	Barclays Bank PLC	ZAR	6,830	463,000	463,441	—	(441)
Expiring 09/15/21	Barclays Bank PLC	ZAR	3,778	254,000	256,346	—	(2,346)
Expiring 09/15/21	Barclays Bank PLC	ZAR	3,632	246,000	246,440	—	(440)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/15/21	Citibank, N.A.	ZAR	80,148	$5,838,741	$5,438,046	$400,695	$—
Expiring 09/15/21	Citibank, N.A.	ZAR	67,193	4,912,389	4,559,068	353,321	—
Expiring 09/15/21	Goldman Sachs International	ZAR	3,667	252,000	248,825	3,175	—
Expiring 09/15/21	Goldman Sachs International	ZAR	3,150	219,000	213,700	5,300	—
Expiring 09/15/21	HSBC Bank PLC	ZAR	8,259	572,000	560,402	11,598	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	6,846	464,000	464,480	—	(480)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	3,700	252,000	251,024	976	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	6,776	463,000	459,775	3,225	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	56,787	4,073,969	3,853,013	220,956	—
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	244,993	14,076,000	16,591,098	—	(2,515,098)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	14,816	977,425	1,003,338	—	(25,913)
Expiring 12/23/21	Barclays Bank PLC	ZAR	44,623	2,407,116	2,989,789	—	(582,673)
Expiring 12/23/21	Goldman Sachs International	ZAR	7,752	489,000	519,373	—	(30,373)
Expiring 12/23/21	Morgan Stanley & Co. International PLC	ZAR	20,862	1,363,884	1,397,771	—	(33,887)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	10,977	652,000	720,673	—	(68,673)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	7,904	507,000	518,878	—	(11,878)
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	425,130	375,000	368,436	6,564	—
Expiring 09/15/21	Goldman Sachs International	KRW	568,507	510,000	492,692	17,308	—
Expiring 09/15/21	HSBC Bank PLC	KRW	2,032,345	1,821,000	1,761,317	59,683	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	430,267	379,000	372,888	6,112	—
Expiring 09/15/21	Standard Chartered	KRW	1,037,820	915,000	899,419	15,581	—
Expiring 10/29/21	Barclays Bank PLC	KRW	183,049	159,000	158,546	454	—
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	4,699,094	4,099,000	4,070,069	28,931	—
Swiss Franc,
Expiring 10/19/21	UBS AG	CHF	2,021	2,215,378	2,235,874	—	(20,496)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 09/15/21	Citibank, N.A.	THB	20,634	$628,000	$627,645	$355	$—
Expiring 09/15/21	Citibank, N.A.	THB	17,935	574,000	545,536	28,464	—
Expiring 09/15/21	Goldman Sachs International	THB	12,024	367,000	365,743	1,257	—
Expiring 09/15/21	HSBC Bank PLC	THB	26,738	850,000	813,310	36,690	—
Expiring 09/15/21	HSBC Bank PLC	THB	16,577	504,000	504,221	—	(221)
Expiring 09/15/21	HSBC Bank PLC	THB	16,222	496,000	493,445	2,555	—
Expiring 09/15/21	HSBC Bank PLC	THB	13,648	437,000	415,126	21,874	—
Expiring 09/15/21	HSBC Bank PLC	THB	12,603	383,000	383,355	—	(355)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	20,499	655,000	623,539	31,461	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	16,396	498,000	498,734	—	(734)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	15,376	493,000	467,701	25,299	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	11,456	368,000	348,461	19,539	—
Expiring 09/15/21	Standard Chartered	THB	15,777	505,000	479,915	25,085	—
Expiring 09/15/21	Standard Chartered	THB	11,844	375,000	360,279	14,721	—
Expiring 09/15/21	UBS AG	THB	15,971	511,000	485,811	25,189	—
Turkish Lira,
Expiring 09/15/21	Barclays Bank PLC	TRY	6,548	735,000	758,751	—	(23,751)
Expiring 09/15/21	Barclays Bank PLC	TRY	5,204	592,000	602,988	—	(10,988)
				$400,723,597	$395,155,924	11,202,424	(5,634,751)
						$17,251,623	$(15,166,247)
Cross currency exchange contracts outstanding at July 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
08/31/21	Buy	EUR	1,636	GBP	1,472	$—	$(104,314)	Bank of America, N.A.
08/31/21	Buy	GBP	2,304	EUR	2,499	236,565	—	Bank of America, N.A.
10/19/21	Buy	HUF	140,594	EUR	391	—	(473)	Citibank, N.A.
01/28/22	Buy	JPY	95,923	AUD	1,415	—	(163,297)	Deutsche Bank AG
01/28/22	Buy	JPY	162,036	AUD	2,167	—	(111,858)	Deutsche Bank AG
01/28/22	Buy	JPY	274,921	AUD	3,510	—	(67,372)	BNP Paribas S.A.
05/31/22	Buy	AUD	4,921	JPY	375,226	183,991	—	Deutsche Bank AG

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2021 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
05/31/22	Buy	JPY	263,742	AUD	3,658	$—	$(275,575)	Goldman Sachs International
10/31/23	Buy	AUD	6,309	JPY	422,703	726,496	—	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(978,684)	Morgan Stanley & Co. International PLC
						$1,147,052	$(1,701,573)
Credit default swap agreements outstanding at July 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia	06/20/23	1.000%(Q)	3,750	0.204%	$61,300	$(1,595)	$62,895	Barclays Bank PLC
People’s Republic of China	06/20/23	1.000%(Q)	13,750	0.136%	242,656	(5,847)	248,503	Barclays Bank PLC
Republic of Brazil	06/20/23	1.000%(Q)	18,750	0.853%	73,561	(7,973)	81,534	Barclays Bank PLC
Republic of Chile	06/20/23	1.000%(Q)	3,750	0.299%	54,411	(1,595)	56,006	Barclays Bank PLC
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.743%	30,058	(2,126)	32,184	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)	5,000	0.318%	70,688	(2,126)	72,814	Barclays Bank PLC
Republic of Panama	06/20/23	1.000%(Q)	3,750	0.304%	54,070	(1,595)	55,665	Barclays Bank PLC
Republic of Peru	06/20/23	1.000%(Q)	3,750	0.435%	44,613	(1,595)	46,208	Barclays Bank PLC
Republic of Philippines	06/20/23	1.000%(Q)	3,750	0.199%	61,644	(1,595)	63,239	Barclays Bank PLC
Republic of South Africa	06/20/23	1.000%(Q)	11,250	0.975%	18,141	(4,784)	22,925	Barclays Bank PLC
Republic of Turkey	06/20/23	1.000%(Q)	17,500	3.210%	(693,393)	(7,442)	(685,951)	Barclays Bank PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation	06/20/23	1.000%(Q)	11,250	0.394%	$142,737	$(4,784)	$147,521	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)	16,250	0.380%	210,574	(6,910)	217,484	Barclays Bank PLC
					$371,060	$(49,967)	$421,027

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.29.V1	06/20/23	1.000%(Q)	117,500	$(311,906)	$(14,227)	$(297,679)	Barclays Bank PLC
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Bellemeade Re Ltd.	08/31/21	1.250%(Q)	91	*	$6	$—	$6	Goldman Sachs International
Bravo Residential Funding Trust	08/31/21	1.250%(Q)	123	*	9	—	9	Goldman Sachs International
Bravo Residential Funding Trust	08/31/21	1.250%(Q)	62	*	4	—	4	Goldman Sachs International
Bunker Hill Loan Depositary Trust	08/31/21	0.500%(Q)	359	*	10	—	10	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Countrywide Alternative Loan Trust	08/31/21	1.250%(Q)	276	*	$19	$—	$19	Goldman Sachs International
Delta Home Equity	08/31/21	1.250%(Q)	196	*	14	—	14	Goldman Sachs International
Eagle RE Ltd.	08/31/21	1.250%(Q)	666	*	46	—	46	Goldman Sachs International
First NLC Home Equity	08/31/21	1.250%(Q)	55	*	4	—	4	Goldman Sachs International
Flagstar Mortgage Trust	08/31/21	0.500%(Q)	221	*	6	—	6	Goldman Sachs International
GS Mortgage Backed Securities	08/31/21	1.250%(Q)	191	*	13	—	13	Goldman Sachs International
GS Mortgage Backed Securities	08/31/21	0.500%(Q)	150	*	4	—	4	Goldman Sachs International
GS Mortgage Backed Securities	08/31/21	1.250%(Q)	126	*	9	—	9	Goldman Sachs International
GS_21-PJA††	08/14/21	0.250%(M)	16,440	*	5,937	(484)	6,421	Goldman Sachs International
GSAMP Home Equity	08/31/21	1.250%(Q)	285	*	20	—	20	Goldman Sachs International
GSR Mortgage Loan Trust	08/31/21	1.250%(Q)	323	*	22	—	22	Goldman Sachs International
GSRPM Mortgage Loan Trust	08/31/21	1.250%(Q)	98	*	7	—	7	Goldman Sachs International
Home RE Ltd.	08/31/21	1.250%(Q)	897	*	62	—	62	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Long Beach Home Equity	08/31/21	1.250%(Q)	455	*	$32	$—	$32	Goldman Sachs International
MFRA Trust	08/31/21	1.000%(Q)	616	*	34	—	34	Goldman Sachs International
MFRA Trust	08/31/21	1.250%(Q)	60	*	4	—	4	Goldman Sachs International
Radnor RE Ltd.	08/31/21	1.250%(Q)	868	*	60	—	60	Goldman Sachs International
Residential Accredit Loans Inc.	08/31/21	1.250%(Q)	385	*	27	—	27	Goldman Sachs International
Starwood Mortgage Residential Trust	08/31/21	1.250%(Q)	162	*	11	—	11	Goldman Sachs International
					$6,360	$(484)	$6,844
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)		1,400	$(18,142)		$3,357		$(21,499)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		1,385	(17,947)		8,241		(26,188)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		460	(5,961)		3,070		(9,031)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		460	(5,961)		2,814		(8,775)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		455	(5,896)		1,014		(6,910)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		240	(3,110)		575		(3,685)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		1,000	(13,470)		(8,065)		(5,405)		Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)		440	(5,914)		2,101		(8,015)		Citibank, N.A.
United States of America	12/20/22	0.250%(Q)	EUR	3,730	(14,418)		(12,723)		(1,695)		Barclays Bank PLC
					$(90,819)		$384		$(91,203)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T Inc.	06/20/22	1.000%(Q)		2,810	0.226%	$22,790	$19,405	$3,385	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000%(Q)		4,690	0.259%	36,659	32,810	3,849	Goldman Sachs International
Boeing Co.	12/20/21	1.000%(Q)		5,300	0.443%	17,896	11,136	6,760	Bank of America, N.A.
Boeing Co.	06/20/24	1.000%(Q)		1,460	0.851%	7,928	5,832	2,096	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,490	4.520%	32,732	27,793	4,939	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	220	4.520%	4,833	4,256	577	Goldman Sachs International
Citigroup, Inc.	06/20/22	1.000%(Q)		2,920	0.274%	22,430	20,166	2,264	Goldman Sachs International
Delta Air Lines, Inc.	06/20/22	5.000%(Q)		680	0.993%	28,321	24,244	4,077	Credit Suisse International
Devon Energy Corp.	12/20/21	1.000%(Q)		2,000	0.423%	6,854	5,271	1,583	Barclays Bank PLC
Devon Energy Corp.	12/20/21	1.000%(Q)		1,000	0.423%	3,426	2,634	792	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/22	1.000%(Q)		2,780	0.236%	22,373	17,431	4,942	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)		2,230	0.908%	449,208	425,140	24,068	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		500	0.722%	4,581	5,599	(1,018)	Goldman Sachs International
JPMorgan Chase & Co.	09/20/21	1.000%(Q)		2,070	0.222%	4,685	2,527	2,158	Barclays Bank PLC
Occidental Petroleum Corp.	09/20/21	1.000%(Q)		1,040	0.920%	1,305	264	1,041	Barclays Bank PLC
Ovintiv, Inc.	09/20/21	1.000%(Q)		310	0.318%	658	302	356	Barclays Bank PLC
Ovintiv, Inc.	12/20/21	1.000%(Q)		1,140	0.392%	4,049	3,005	1,044	Barclays Bank PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)		9,450	2.390%	(234,243)	(535,722)	301,479	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		1,165	2.390%	(28,877)	(28,169)	(708)	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	2.390%	$(28,630)	$(33,524)	$4,894	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.390%	(9,544)	(11,452)	1,908	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.390%	(9,543)	(11,244)	1,701	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	2.390%	(9,420)	(9,232)	(188)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	2.390%	(4,833)	(4,712)	(121)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	1,000	3.199%	(69,860)	(35,387)	(34,473)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	440	3.199%	(30,751)	(28,135)	(2,616)	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q)	3,750	0.264%	29,130	26,573	2,557	Goldman Sachs International
Simon Property Group LP	06/20/26	1.000%(Q)	1,980	0.682%	32,703	22,483	10,220	Goldman Sachs International
Teva Pharmaceutical Industries Ltd.	12/20/21	1.000%(Q)	190	0.908%	291	186	105	Barclays Bank PLC
T-Mobile USA, Inc.	09/20/21	5.000%(Q)	1,280	0.355%	16,051	8,598	7,453	Barclays Bank PLC
T-Mobile USA, Inc.	12/20/21	5.000%(Q)	730	0.389%	17,609	13,473	4,136	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	680	0.468%	18,318	13,945	4,373	Goldman Sachs International
					$359,129	$(4,504)	$363,633

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	216,460	$(4,739,619)	$(5,474,595)	$(734,976)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	25,000		$(93,555)		$700,890		$(794,445)	Morgan Stanley & Co. International PLC
CMBX.NA.13.AAA	12/16/72	0.500%(M)	22,500		(84,199)		235,393		(319,592)	Citigroup Global Markets, Inc.
CMBX.NA.13.AAA	12/16/72	0.500%(M)	10,000		(37,283)		201,162		(238,445)	Goldman Sachs International
CMBX.NA.13.AAA	12/16/72	0.500%(M)	7,000		(27,071)		33,596		(60,667)	Morgan Stanley & Co. International PLC
				$(242,108)		$1,171,041		$(1,413,149)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at July 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,095	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(149,726)	$(149,726)
800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(45,826)	(45,826)
2,650	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(151,506)	(151,506)
3,710	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(102,339)	(102,339)
1,050	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(32,820)	(32,820)
2,110	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(62,985)	(62,985)
2,170	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(64,992)	(64,992)
1,330	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(39,085)	(39,085)
1,355	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(39,632)	(39,632)
1,120	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(31,425)	(31,425)
2,165	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(59,526)	(59,526)
				$—	$(779,862)	$(779,862)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	16,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(66)	$100,247	$100,313
BRL	66,745	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(499,423)	(499,423)
BRL	24,233	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(251,901)	(251,901)
BRL	25,971	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(271,594)	(271,594)
BRL	41,334	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(428,765)	(428,765)
BRL	18,614	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	1,255	1,255
BRL	21,128	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	8,703	8,703
BRL	13,418	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(208,138)	(208,138)
BRL	8,342	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(125,783)	(125,783)
BRL	14,674	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(222,260)	(222,260)
BRL	17,000	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(106,895)	(106,895)
CLP	14,295,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(1,312,668)	(1,312,668)
COP	11,070,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	16,185	16,185
COP	12,642,920	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	24,330	24,330
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(132,764)	(132,764)
COP	11,208,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(196,417)	(196,417)
COP	7,821,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(52,549)	(52,549)
COP	5,472,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(35,814)	(35,814)
COP	7,813,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(53,180)	(53,180)
GBP	1,425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(111,179)	(94,540)	16,639
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(61,374)	(113,525)	(52,151)
HUF	2,500,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(618,118)	(618,118)
MXN	81,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(60)	(340,450)	(340,390)
MXN	11,550	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(51)	(52,938)	(52,887)
MXN	32,290	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(43)	(158,338)	(158,295)
MXN	112,300	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(147)	(555,498)	(555,351)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	28,860	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	$(49)	$(147,413)	$(147,364)
MXN	8,665	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(54)	(47,075)	(47,021)
NZD	6,000	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(44,523)	(44,523)
NZD	1,600	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(68,234)	(68,234)
NZD	5,740	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	2,521	(242,658)	(245,179)
NZD	2,100	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(89,106)	(89,106)
PLN	7,000	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	2,617	(66,472)	(69,089)
PLN	26,290	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(22,563)	(269,453)	(246,890)
PLN	780	08/02/31	1.650%(S)	Month WIBOR(2)(A)	—	(1,180)	(1,180)
	8,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(362,906)	(362,906)
	685	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	2,614	2,614
	1,880	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	10,069	10,069
ZAR	99,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(26,372)	339,207	365,579
ZAR	54,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(439)	263,519	263,958
ZAR	100,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	496,673	496,673
ZAR	10,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(197)	114,891	115,088
ZAR	114,100	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,868)	74,772	77,640
ZAR	7,000	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(99)	6,551	6,650
ZAR	3,800	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(81)	(4,875)	(4,794)
					$(220,504)	$(5,716,437)	$(5,495,933)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Total return swap agreements outstanding at July 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	2,150	$(14,328)	$(5,007)	$(9,321)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).